LONG-TERM DEBT (Tables)	12 Months Ended
Jan. 01, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings	LONG-TERM DEBT:

	Effective interest rate (1)	Principal amount		Maturity date
		January 1, 2023	January 2, 2022
Non-current portion of long-term debt
Revolving long-term bank credit facility, interest at variable U.S. interest rate(2)(3)	3.4%	$330,000	$—	March 2027
Term loan, interest at variable U.S. interest rate, payable monthly(2)(4)	3.0%	300,000	300,000	June 2026
Notes payable, interest at fixed rate of 2.70%, payable semi-annually(5)	n/a	—	100,000	August 2023
Notes payable, interest at Adjusted LIBOR plus a spread of 1.53%, payable quarterly(5)(6)	n/a	—	50,000	August 2023
Notes payable, interest at fixed rate of 2.91%, payable semi-annually(5)	2.9%	100,000	100,000	August 2026
Notes payable, interest at Adjusted LIBOR plus a spread of 1.57%, payable quarterly(5)(6)	2.9%	50,000	50,000	August 2026
		$780,000	$600,000
Current portion of long-term debt
Notes payable, interest at fixed rate of 2.70%, payable semi-annually(5)	2.7%	100,000	—	August 2023
Notes payable, interest at Adjusted LIBOR plus a spread of 1.53%, payable quarterly(5)(6)	2.7%	50,000	—	August 2023
		$150,000	$—
Long-term debt		$930,000	$600,000
(1) Represents the annualized effective interest rate for the year ended January 1, 2023, including the cash impact of interest rate swaps, where applicable.
(2) SOFR advances at adjusted Term SOFR (includes a 0% to 0.25% reference rate adjustment) plus a spread ranging from 1% to 3%.
(3) The Company’s committed unsecured revolving long-term bank credit facility of $1 billion provides for an annual extension which is subject to the approval of the lenders. The spread added to the adjusted Term SOFR is a function of the total net debt to EBITDA ratio (as defined in the credit facility agreement and its amendments). In addition, an amount of $43.9 million (January 2, 2022 - $51.1 million) has been committed against this facility to cover various letters of credit.
(4) The unsecured term loan is non-revolving and can be prepaid in whole or in part at any time with no penalties. The spread added to the adjusted Term SOFR is a function of the total net debt to EBITDA ratio (as defined in the term loan agreements and its amendments).
(5) The unsecured notes issued for a total aggregate principal amount of $300 million to accredited investors in the U.S. private placement market can be prepaid in whole or in part at any time, subject to the payment of a prepayment penalty as provided for in the Note Purchase Agreement.
(6) Adjusted LIBOR rate is determined on the basis of floating rate notes that bear interest at a floating rate plus a spread of 1.53%.